Expense Example	Feb. 11, 2025 USD ($)
Unlimited HFEQ Equity Long/Short Return Tracker ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	318
Unlimited HFGM Global Macro Return Tracker ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Unlimited HFEV Event Driven Return Tracker ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Unlimited HFFI Fixed Income Return Tracker ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Unlimited HFEM Emerging Markets Return Tracker ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Unlimited HFMF Managed Futures Return Tracker ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Unlimited Ultra HFND Multi-Strategy Return Tracker ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Unlimited Low-Beta HFND Multi-Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	$ 328